Shareholder Report, Average Annual Return (Details)	12 Months Ended	27 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
Putnam PanAgora ESG International Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam PanAgora ESG International Equity ETF (NAV)
Average Annual Return, Percent	17.87%	14.21%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	11.93%	10.15%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Average Annual Return, Percent	12.57%	11.74%